UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if amendment [ ]; Amendment Number: __

This Amendment (Check only one): [ ] a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name: Greenhaven Associates, Inc.
      Three Manhattanville Road
      Purchase, NY 10577

Form 13F File Number: 28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Chris A. Wachenheim
Title: Executive Vice President
Phone: 914-253-9374

Signature, Place, and Date of Signing:

/s/  Chris A. Wachenheim            Purchase, NY          November 9, 2007
------------------------           -------------          ----------------
       [Signature]                 [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[1] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s). )

[1] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). )

List of other Managers Reporting for this Manager: [If there are no entries in this list omit this section.]

Form 13F File Number                        Name

----------------------------------          ------------------------------
[Repeat as necessary.]

-----------------------------------------------------------------------------------------------------------------------------------
                    COL 1            COL 2      COL 3        COL 4      COL 5              COL 6                    COL 7
-----------------------------------------------------------------------------------------------------------------------------------
                                    TITLE OF                 VALUE    PRINCIPAL                 SHARED
                                     CLASS      CUSIP        ($000)     AMOUNT       SOLE        OTHER         SOLE        NONE
-----------------------------------------------------------------------------------------------------------------------------------
3M CO (MMM)                          COMMON    88579Y101     445,038   4,755,700    416,500     4,339,200     416,500    4,339,200
-----------------------------------------------------------------------------------------------------------------------------------
Advance Auto Parts (AAP)             COMMON    00751Y106     130,038   3,874,800    554,000     3,320,800     554,000    3,320,800
-----------------------------------------------------------------------------------------------------------------------------------
American Int'l Group (AIG)           COMMON    026874107     441,193   6,521,700  1,166,500     5,355,200   1,166,500    5,355,200
-----------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe (BNI    COMMON    12189T104     182,848   2,252,650    226,200     2,026,450     226,200    2,026,450
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc. (C)                   COMMON    172967101      70,518   1,511,000                1,511,000                1,511,000
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Co (GE)             COMMON    369604103     539,223  13,024,700  2,126,000    10,898,700   2,126,000   10,898,700
-----------------------------------------------------------------------------------------------------------------------------------
Hartford Financial (HIG)             COMMON    416515104     442,421   4,780,350    872,500     3,907,850     872,500    3,907,850
-----------------------------------------------------------------------------------------------------------------------------------
Honda Motors (HMC)                   COMMON    438128308     181,360   5,436,450    227,500     5,208,950     227,500    5,208,950
-----------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp (NSC)          COMMON    655844108     105,263   2,027,800    229,000     1,798,800     229,000    1,798,800
-----------------------------------------------------------------------------------------------------------------------------------
Plains All Amer Pipeline LP (PAA)    COMMON    726503105       8,991     165,000     82,500        82,500      82,500       82,500
-----------------------------------------------------------------------------------------------------------------------------------
RHJ Int'L (RHJIF)                    COMMON    749561205      29,752   1,632,025  1,184,400       447,625   1,184,400      447,625
-----------------------------------------------------------------------------------------------------------------------------------
Smurfit Stone (SSCC)                 COMMON    832727101      45,821   3,923,000  2,120,000     1,803,000   2,120,000    1,803,000
-----------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp [TM]               COMMON    892331307     377,832   3,233,200    482,000     2,751,200     482,000    2,751,200
-----------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp (UNP)             COMMON    907818108     513,264   4,539,750    750,000     3,789,750     750,000    3,789,750
-----------------------------------------------------------------------------------------------------------------------------------
UNUM Group (UNM)                     COMMON    91529Y106     110,122   4,500,300    326,100     4,174,200     326,100    4,174,200
-----------------------------------------------------------------------------------------------------------------------------------
                                                          $3,623,684